Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value

The following table summarizes information regarding Nucor’s financial assets and liabilities that are measured at fair value as of December 31, 2016 and 2015 (in thousands). Nucor does not have any non-financial assets or liabilities that are measured at fair value on a recurring basis.

		Fair Value Measurements at Reporting Date Using
Description	Carrying Amount in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 31, 2016
Assets:
Cash equivalents	$1,609,523	$1,609,523	$—
Short-term investments	150,000	150,000	—
Commodity and foreign exchange contracts	2,029	—	2,029

Total assets	$1,761,552	$1,759,523	$2,029	$—

Liabilities:
Commodity contracts	$(605)	$—	$(605)	$—

As of December 31, 2015
Assets:
Cash equivalents	$1,668,567	$1,668,567	$—
Short-term investments	100,000	100,000	—
Foreign exchange contracts	909	—	909

Total assets	$1,769,476	$1,768,567	$909	$—

Liabilities:
Commodity contracts	$(18,853)	$—	$(18,853)	$—